Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of information about key management personnel

	2022 € '000s	2021 € '000s	2020 € '000s
Short term employee benefits	5,388	5,848	5,301
Restricted Stock Units ('RSUs') Awards	1,487	—	—
Post-employment pension and medical benefits	—	35	75
	6,875	5,883	5,376